Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION
11.	STOCK-BASED COMPENSATION

Common Stock

As discussed in Note 4, in connection with the Merger consummation, the Company filed its restated amended certificate of incorporation, which authorized the issuance of up to 500,000,000 shares of Common stock with a par value of $0.0001 per share.

At September 30, 2024 and December 31, 2023, there were 500,000,000 and 18,858,216 shares of Common stock authorized, respectively, and 32,337,550 and 3,335,864 shares issued and outstanding, respectively. Holders of Common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of convertible preferred stock outstanding. Holders of Common stock are entitled to one vote for each share of Common stock held at all meetings of stockholders.

Common stock reserved for issuance at September 30, 2024 and December 31, 2023, was as follows:

	September 30, 2024	December 31, 2023
Series A convertible preferred stock	–	1,573,999
Series B convertible preferred stock	–	2,511,007
Series C convertible preferred stock	–	1,498,516
Series D convertible preferred stock	–	1,312,722
Series E convertible preferred stock	–	1,152,329
Warrants outstanding for future issuance of convertible preferred stock	–	86,877
Warrants outstanding for future issuance of Common stock	14,620,219	1,337,169
Stock options and restricted stock units	1,619,160	1,657,017
Stock options and restricted stock units available for future issuance	6,921,918	670,477
Total shares of Common stock reserved	23,161,297	11,800,113

Equity Incentive Plan

Under the 2009 Equity Incentive Plan (the “2009 Plan”), the 2019 Equity Incentive Plan (the “2019 Plan”), and the 2024 Equity Incentive Plan (the “2024 Plan” and together with the 2009 Plan and 2019 Plan, “the Plans”), the Company may grant stock options (both service-based and performance milestone-based) to employees and non-statutory stock options, restricted share awards (“RSAs”) and restricted stock units (“RSUs”) to employees, officers, and non-employee directors and consultants of the Company. Under the Plans, stock options may be immediately exercisable subject to repurchase or may be exercisable as determined by the Board of Directors. The Company has not allowed for early exercises of options under the Plans. Additionally, to date, the Company has not issued RSAs under the Plans. At September 30, 2024 and December 31, 2023, there were options outstanding to purchase a total of 537,998 shares of Common stock under the Plans, respectively, and 1,081,162 and 1,117,835 unvested RSUs, respectively. At September 30, 2024 and December 31, 2023, 6,921,918 and 670,477 shares of Common stock were available for issuance for either option or RSU grants under the 2019 Plan and 2024 Plan, respectively.

Service-based Stock Options

Option award activity for service-based stock options granted at September 30, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances at January 1, 2024	435,857	$17.60	4.8	$754
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances at September 30, 2024	435,857	$17.60	4.0	$—
Vested and exercisable at September 30, 2024	427,540	$17.41	4.0	$—

Stock options that vested during the nine months ended September 30, 2024, had a weighted-average grant date fair value of $7.89. As reflected in the table above, no service-based options were granted or exercised during the nine months ended September 30, 2024. There were 8,316 service-based unvested options at September 30, 2024 and $0.1 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over the weighted-average period of 0.8 years.

Performance Milestone-based Stock Options

Option award activity for performance milestone-based stock options granted at September 30, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 1, 2024	102,141	$20.85	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances at September 30, 2024	102,141	$20.85	5.8	$—
Vested and exercisable at September 30, 2024	34,047	$20.85	5.8	$—

As reflected in the table above, no performance milestone-based options were granted or exercised during the nine months ended September 30, 2024. The total grant date fair value of performance milestone-based options that vested during the nine months ended September 30, 2024 was immaterial. There were 68,094 of performance milestone-based unvested options and total unrecognized compensation costs were immaterial at September 30, 2024.

Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Balances at January 1, 2024	1,117,835	$13.64
Granted	928,266	10.38
Vested	(964,939)	14.07
Forfeited	—	—
Balances at September 30, 2024	1,081,162	$10.45

The RSUs have both a service-based condition or a performance milestone-based condition(s) and a liquidity event condition. The total RSU vesting expense was $14.9 million for both the three and nine months ended September 30, 2024 as the Company deferred recognizing expenses until the Closing Date of the Merger. As of September 30, 2024, the Company had $10.0 million of future expense to be recognized relating to the RSU’s which still require satisfaction of the service condition, which is expected to be recognized over the weighted-average period of 1.5 years.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s interim condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Research and development	$3,224	$—	$3,224	$4
Sales and marketing	758	—	758	1
General and administrative	10,961	98	11,156	540
Total stock-based compensation expense	$14,943	$98	$15,138	$545

BOLT THREADS, INC. [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

10. COMMON STOCK AND STOCK-BASED COMPENSATION

Common Stock

At December 31, 2023 and 2022, there were 63,950,000 shares of common stock authorized, 11,312,318 and 10,470,533 shares issued and outstanding, respectively. Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of convertible preferred stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for issuance as of December 31, 2023 and 2022, is as follows:

	2023	2022
Series A convertible preferred stock	5,337,315	5,488,826
Series B convertible preferred stock	8,515,065	9,584,114
Series C convertible preferred stock	5,081,613	5,773,114
Series D convertible preferred stock	4,451,566	8,071,518
Series E convertible preferred stock	3,907,660	6,793,734
Warrants outstanding for future issuance of convertible preferred stock	294,609	294,609
Warrants outstanding for future issuance of common stock	4,534,468	—
Stock options and restricted stock units	5,619,102	5,753,456
Stock options and restricted stock units available for future issuance	2,273,654	2,119,580
Total shares of common stock reserved	40,015,052	43,878,951

Equity Incentive Plan

The Company has an equity incentive plan for officers, employees, and non-employee consultants of the Company and its subsidiary.

In 2009, the Company’s Board of Directors approved the adoption of the 2009 Equity Incentive Plan (the “2009 Plan”). In August 2019, the Company replaced its 2009 Plan given its imminent expiration and formed the 2019 Equity Incentive Plan (the “2019 Plan”) with substantially the same terms as the 2009 Plan, (collectively, “the Plans”). The 2019 Plan provides for the grant of stock options (both service-based and performance milestone-based) to employees and non-statutory stock options, restricted share awards (“RSAs”) and restricted stock units (“RSUs”) to employees, officers, and non-employee directors and consultants of the Company. Under the Plans, stock options may be immediately exercisable subject to repurchase or may be exercisable as determined by the Board of Directors. The Company has not allowed for early exercises of options under the Plans. Additionally, to date, the Company has not issued RSAs under the 2019 Plan.

The Company recognizes compensation costs for service-based option awards on a straight-line basis over the expected requisite service period of the employee or non-employee, which is the award’s vesting term, generally, over four years. The performance milestone-vested option awards vest upon the achievement of a single award specific performance condition. At the grant date, the Company estimates the implicit requisite service period based on the expected achievement of the performance condition. This implicit requisite service period is reviewed at each reporting date as the achievement of the performance condition might occur at a point in time different than originally estimated. The Company recognizes compensation costs for the performance option awards ratably over the implicit service period when it is deemed probable that the performance condition will be met. The options expire ten years from the date of grant.

The exercise price for stock options granted under the 2019 Plan must generally be equal to at least 100% of the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors. The exercise price of an incentive stock option granted under the Plan to a ten percent stockholder must be at least equal to 110% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors.

The Company also grants restricted stock units (“RSUs”), which vest upon the satisfaction of both the service-based condition or performance milestone-based awards condition(s) and a liquidity event condition. The liquidity event condition for both types of RSUs is satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally refer to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award. Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition or performance milestone-based condition(s) as of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vest) or the expiration date of the award. The RSUs expire seven years from the date of grant. The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.

As of December 31, 2023 and 2022, there were options outstanding to purchase a total of 1,824,405 and 3,646,187 shares of common stock under the Plans, respectively, and 3,794,697 and 2,107,269 unvested RSUs, respectively. As of December 31, 2023 and 2022, 2,273,654 and 2,119,580 shares of common stock were available for issuance for either option or RSU grants under the 2019 Plan, respectively.

Service-based Stock Options

Option award activity for service-based stock options granted as of December 31, 2023, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2022	3,932,382	$5.04	6.7	$11,671
Granted	5,000	8.01	—	—
Exercised	(151,900)	1.02	—	—
Expired	(370,517)	4.49	—	—
Forfeited	(125,150)	6.32	—	—
Balances as of December 31, 2022	3,289,815	$5.24	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(1,291,725)	4.70	—	—
Forfeited	(520,057)	6.74	—	—
Balances as of December 31, 2023	1,478,033	$5.19	4.8	$754
Vested and exercisable – December 31, 2023	1,351,263	$5.03	4.6	$754

The aggregate intrinsic value of service-based options exercised during the years ended December 31, 2023 and 2022, was zero and $0.9 million, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the date of exercise and the exercise price for in-the-money options.

As reflected in the table above, no service-based options were granted or exercised during the year ended December 31, 2023. The weighted-average grant-date fair value of options granted during the year ended December 31, 2022 was $1.34. The total grant date fair value of options that vested during the years ended December 31, 2023 and 2022, was $0.6 million and $1.2 million, respectively.

There were 126,770 of service-based unvested options as of December 31, 2023 and $0.3 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over the weighted-average period of 1.0 years.

Performance Milestone-based Stock Options

Option award activity for performance milestone-based stock options granted as of December 31, 2023, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2022	416,372	$6.15	8.6	$631
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(45,000)	—	—	—
Forfeited	(15,000)	—	—	—
Balances as of December 31, 2022	356,372	$6.15	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(10,000)	—	—	—
Balances as of December 31, 2023	346,372	$6.15	6.6	$—
Vested and exercisable at December 31, 2023	115,457	$6.15	6.6	$—

As reflected in the table above, no performance milestone-based options were granted or exercised during the years ended December 31, 2023 and 2022. The total grant date fair value of performance milestone-based options that vested during the years ended December 31, 2023 and 2022 was immaterial. There were 230,915 of performance milestone-based unvested options. Total unrecognized compensation costs were immaterial at December 31, 2023 and 2022, respectively

Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2022	1,141,892	$6.20
Granted	1,241,954	5.77
Vested	—	—
Forfeited	(276,577)	6.64
Balances as of December 31, 2022	2,107,269	$6.52
Granted	3,434,335	2.94
Vested	—	—
Forfeited	(1,746,907)	4.83
Balances as of December 31, 2023	3,794,697	$4.02

The RSUs have both a service-based condition or a performance milestone-based condition(s) and a liquidity event condition. The liquidity event condition is only satisfied 180 days after the consummation of the liquidity event, such as an IPO, which is currently not determinable or probable. As the satisfaction of the liquidity event condition for all RSUs is neither determinable nor probable as of December 31, 2023 and 2022, no stock-based compensation expense was recognized as of December 31, 2023 and 2022.

As of December 31, 2023, the Company had $15.8 million of remaining unrecognized stock-based compensation expense for RSUs, of which $9.5 million would have been recognized if all requirements of the liquidity event condition had also been satisfied on that date with the remaining $6.3 million still requiring satisfaction of the service or performance condition. Since the RSUs only vest 180 days after the consummation of a liquidity event which is currently not determinable or probable, the Company is unable to determine the weighted-average period over which the unrecognized cost will be recognized.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$4	$31
Sales and marketing	1	43
General and administrative	638	1,085
Total stock-based compensation expense	$643	$1,159

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends.

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2022:

2022
Expected dividend yield(1)	—
Risk-free interest rate(2)	3.39%
Expected volatility(3)	44.9%
Expected life (in years)(4)	5.00
Fair value of common stock	$1.34

(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).